SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

October 8, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc.
Securities Act File No. 333-15265
Investment Company Act File No. 811-07899

Ladies and Gentlemen:

On behalf of BlackRock Index Funds, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of iShares MSCI EAFE International Index Fund (the “Fund”), each dated April 29, 2020, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 29, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Janey Ahn

John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.